FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

At December 31, 2016

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Asset
Derivative assets	—	45,569	—	45,569
Available-for-sale investments	—	218,940	—	218,940
Total	—	264,509	—	264,509

Liabilities
Derivative liabilities	—	—	—	—
Total	—	—	—	—

At December 31, 2015

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Asset
Derivative assets	—	445	—	445
Available-for-sale investments	—	75,670	—	75,670
Total	—	76,115	—	76,115

Liabilities
Derivative liabilities	—	14,336	—	14,336
Total	—	14,336	—	14,336

Schedule of carrying values and estimated fair values of financial assets and liabilities

Schedule

	Total
At	carrying				Estimated
December 31, 2016	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Asset
Cash	1,541,241	1,541,241	—	—	1,541,241
Deposits with clearing organizations	265,807	265,807	—	—	265,807
Other financial assets	196,164	—	196,164	—	196,164
Total	2,003,212	1,807,048	196,164	—	2,003,212

Liabilities
Other financial liabilities	40,868	—	40,868	—	40,868
Total	40,868	—	40,868	—	40,868

	Total
At	carrying				Estimated
December 31, 2015	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Asset
Cash	362,461	362,461	—	—	362,461
Deposits with clearing organizations	239,904	239,904	—	—	239,904
Other financial assets	23,613	—	23,613	—	23,613
Total	625,978	602,365	23,613	—	625,978

Liabilities
Other financial liabilities	147,357	—	147,357	—	147,357
Total	147,357	—	147,357	—	147,357